111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

May 18, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund II
(Registration Nos. 333-143964 and 811-21944)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund II (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 151 and under the Investment Company Act of 1940, as amended, Amendment No. 154 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates First Trust Alerian Disruptive Technology Real Estate ETF (formerly, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures